Document and Entity Information	Oct. 21, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 21, 2025
Entity Registrant Name	Q32 Bio Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38433
Entity Tax Identification Number	47-3468154
Entity Address Address Line 1	830 Winter Street
Entity Address City Or Town	Waltham
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02451
City Area Code	781
Local Phone Number	999-0232
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	QTTB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001661998